Investments in airport concessions (Details) - item	12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Number of airports under a concession granted	13
Airport concessions
Disclosure of detailed information about intangible assets [line items]
Number of airports under a concession granted	13
Term of concession arrangement	50 years
Maximum extension term of concession arrangement	50 years
Term of master development program	5 years
Concessionaire tax rate	9.00%	9.00%	5.00%